Geographic Information and Segments - Schedule of Revenues by Geographical Areas (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Revenues by Geographical Areas [Line Items]
Revenues	$ 1,341,218	$ 6,078,953	$ 4,031,103
Israel [Member]
Schedule of Revenues by Geographical Areas [Line Items]
Revenues	975,656	5,541,476	3,054,021
United Kingdom [Member]
Schedule of Revenues by Geographical Areas [Line Items]
Revenues	345,562	228,795	446,684
Australia [Member]
Schedule of Revenues by Geographical Areas [Line Items]
Revenues	7,500	3,750	469,365
USA [Member]
Schedule of Revenues by Geographical Areas [Line Items]
Revenues	12,500	203,595	950
Rest of the world [Member]
Schedule of Revenues by Geographical Areas [Line Items]
Revenues		$ 101,337	$ 60,083